Note 20 - Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€)
€ in Millions
		Dec. 31, 2023	Dec. 31, 2022
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 55,166	€ 37,216
Financial assets at fair value through other comprehensive income	[1]	7,222	2,375
Loans	[1]	54,148	73,305
Other	[1]	9,610	5,306
Total	[1]	€ 126,146	€ 118,202

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.